PROPERTY, PLANT AND EQUIPMENT - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	$ 7,278
Impact of deconsolidation due to loss of control and other	186	$ 50
Balance, end of the year	5,235	7,278
Impairment loss	(258)
Revaluation gains	128
Right-of-use assets	164	175
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	7,246	7,461
Accounting policy change	0	122
Additions	164	387
Disposals	(75)	(52)
Foreign currency translation	142	98
Impact of deconsolidation due to loss of control and other	(1,902)	(770)
Balance, end of the year	5,575	7,246
Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	1,343	1,049
Revaluation (losses) gains, net	(130)	301
Disposals	13	0
Provision for impairment	(15)	0
Foreign currency translation	6	0
Impact of deconsolidation due to loss of control and other	(729)	(7)
Balance, end of the year	488	1,343
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(1,311)	(1,004)
Disposals	28	30
Depreciation	(306)	(329)
Foreign currency translation	(25)	(15)
Impact of deconsolidation due to loss of control and other	786	7
Balance, end of the year	$ (828)	$ (1,311)